Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000052896 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Small-Cap ETF
Class Name	iShares MSCI EAFE Small-Cap ETF
Trading Symbol	SCZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$21	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 13,629,263,217
Holdings Count | Holding	2,014
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,629,263,217
Number of Portfolio Holdings	2,014
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.1%
Financials	12.9%
Consumer Discretionary	11.9%
Materials	11.3%
Real Estate	11.0%
Information Technology	9.3%
Health Care	5.4%
Consumer Staples	5.3%
Communication Services	4.0%
Energy	3.1%
Other*	2.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	35.5%
United Kingdom	12.8%
Australia	11.0%
Sweden	5.0%
Israel	4.8%
Switzerland	4.5%
Germany	4.0%
France	3.6%
Italy	3.1%
Singapore	2.3%
Other#	13.4%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000055846 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Kokusai ETF
Class Name	iShares MSCI Kokusai ETF
Trading Symbol	TOK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[2]
Net Assets	$ 232,945,256
Holdings Count | Holding	1,143
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$232,945,256
Number of Portfolio Holdings	1,143
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.9%
Financials	16.7%
Industrials	10.7%
Health Care	9.9%
Consumer Discretionary	9.5%
Communication Services	9.1%
Consumer Staples	5.5%
Energy	3.8%
Materials	3.4%
Utilities	2.7%
Real Estate	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	75.5%
United Kingdom	4.0%
Canada	3.6%
France	2.8%
Switzerland	2.6%
Germany	2.5%
Australia	1.7%
Netherlands	1.5%
Sweden	1.1%
Spain	1.0%
Other#	3.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000061363 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI ex U.S. ETF
Class Name	iShares MSCI ACWI ex U.S. ETF
Trading Symbol	ACWX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$17	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%	[3]
Net Assets	$ 8,677,405,487
Holdings Count | Holding	1,754
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,677,405,487
Number of Portfolio Holdings	1,754
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.1%
Information Technology	15.5%
Industrials	15.0%
Consumer Discretionary	9.3%
Health Care	7.8%
Materials	7.1%
Consumer Staples	5.7%
Communication Services	5.3%
Energy	4.5%
Utilities	3.2%
Other*	1.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	13.6%
United Kingdom	9.1%
China	8.3%
Canada	8.1%
Taiwan	6.5%
France	6.3%
Switzerland	5.7%
Germany	5.7%
South Korea	4.9%
India	4.2%
Other#	27.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000061364 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI ETF
Class Name	iShares MSCI ACWI ETF
Trading Symbol	ACWI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$17	0.31%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%	[4]
Net Assets	$ 27,027,423,770
Holdings Count | Holding	2,281
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$27,027,423,770
Number of Portfolio Holdings	2,281
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.7%
Financials	17.3%
Industrials	11.1%
Consumer Discretionary	10.0%
Communication Services	8.9%
Health Care	8.9%
Consumer Staples	5.2%
Materials	3.9%
Energy	3.7%
Utilities	2.6%
Other*	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	63.1%
Japan	5.0%
United Kingdom	3.4%
China	3.1%
Canada	3.0%
Taiwan	2.4%
France	2.3%
Switzerland	2.1%
Germany	2.1%
South Korea	1.8%
Other#	11.7%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000140338 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Pacific ETF
Class Name	iShares Core MSCI Pacific ETF
Trading Symbol	IPAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$5	0.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[5]
Net Assets	$ 2,324,421,394
Holdings Count | Holding	1,361
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,324,421,394
Number of Portfolio Holdings	1,361
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.8%
Industrials	20.9%
Consumer Discretionary	13.1%
Information Technology	10.4%
Materials	8.4%
Real Estate	5.8%
Health Care	5.6%
Communication Services	5.1%
Consumer Staples	4.4%
Utilities	1.9%
Other*	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	68.8%
Australia	20.0%
Hong Kong	5.5%
Singapore	5.0%
New Zealand	0.6%
China	0.1%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.

C000148919 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China A ETF
Class Name	iShares MSCI China A ETF
Trading Symbol	CNYA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$33	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[6]
Net Assets	$ 222,455,642
Holdings Count | Holding	387
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$222,455,642
Number of Portfolio Holdings	387
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.5%
Financials	20.9%
Industrials	15.3%
Materials	13.0%
Consumer Staples	8.2%
Consumer Discretionary	5.6%
Health Care	4.8%
Utilities	3.5%
Energy	3.1%
Communication Services	1.3%
Real Estate	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	3.3%
Zijin Mining Group Co. Ltd., Class A	1.7%
China Merchants Bank Co. Ltd., Class A	1.7%
Foxconn Industrial Internet Co. Ltd., Class A	1.6%
Ping An Insurance Group Co. of China Ltd., Class A	1.5%
Zhongji Innolight Co. Ltd., Class A	1.5%
China Yangtze Power Co. Ltd., Class A	1.4%
Hygon Information Technology Co. Ltd., Class A	1.3%
Agricultural Bank of China Ltd., Class A	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	3.3%
Zijin Mining Group Co. Ltd., Class A	1.7%
China Merchants Bank Co. Ltd., Class A	1.7%
Foxconn Industrial Internet Co. Ltd., Class A	1.6%
Ping An Insurance Group Co. of China Ltd., Class A	1.5%
Zhongji Innolight Co. Ltd., Class A	1.5%
China Yangtze Power Co. Ltd., Class A	1.4%
Hygon Information Technology Co. Ltd., Class A	1.3%
Agricultural Bank of China Ltd., Class A	1.2%
(a)	Excludes money market funds.

C000149147 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Momentum Factor ETF
Class Name	iShares MSCI Intl Momentum Factor ETF
Trading Symbol	IMTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$16	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[7]
Net Assets	$ 3,728,534,866
Holdings Count | Holding	305
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,728,534,866
Number of Portfolio Holdings	305
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	40.1%
Industrials	22.2%
Information Technology	8.1%
Materials	5.9%
Consumer Discretionary	4.8%
Consumer Staples	4.7%
Communication Services	4.7%
Utilities	4.5%
Health Care	2.5%
Energy	1.6%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	19.7%
Canada	16.0%
United Kingdom	13.1%
Germany	8.9%
Spain	8.1%
France	5.8%
Netherlands	5.2%
Italy	4.9%
Australia	3.5%
Switzerland	3.2%
Other#	11.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000149148 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Quality Factor ETF
Class Name	iShares MSCI Intl Quality Factor ETF
Trading Symbol	IQLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$16	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[8]
Net Assets	$ 12,437,588,265
Holdings Count | Holding	307
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,437,588,265
Number of Portfolio Holdings	307
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.8%
Industrials	18.3%
Information Technology	10.7%
Health Care	10.6%
Consumer Discretionary	8.3%
Materials	7.0%
Consumer Staples	6.8%
Energy	4.7%
Utilities	3.6%
Communication Services	3.6%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	16.6%
Switzerland	15.3%
Japan	12.5%
Netherlands	8.3%
Canada	7.7%
France	7.1%
Germany	6.7%
Australia	4.8%
Sweden	4.0%
Spain	2.9%
Other#	14.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000149539 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Low Carbon Optimized MSCI ACWI ETF
Class Name	iShares Low Carbon Optimized MSCI ACWI ETF
Trading Symbol	CRBN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Low Carbon Optimized MSCI ACWI ETF (the “Fund”) (formerly known as iShares MSCI ACWI Low Carbon Target ETF) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Low Carbon Optimized MSCI ACWI ETF	$11	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[9]
Net Assets	$ 1,028,533,988
Holdings Count | Holding	990
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,028,533,988
Number of Portfolio Holdings	990
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.9%
Financials	19.7%
Industrials	10.7%
Communication Services	10.1%
Consumer Discretionary	9.1%
Health Care	9.0%
Consumer Staples	4.5%
Real Estate	2.9%
Materials	2.8%
Utilities	2.3%
Other*	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.5%
Japan	5.1%
China	3.5%
Canada	3.4%
United Kingdom	2.8%
Taiwan	2.6%
France	2.1%
Switzerland	2.1%
Germany	1.8%
South Korea	1.7%
Other#	12.4%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000156614 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Value Factor ETF
Class Name	iShares MSCI Intl Value Factor ETF
Trading Symbol	IVLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$17	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%	[10]
Net Assets	$ 3,575,430,607
Holdings Count | Holding	356
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,575,430,607
Number of Portfolio Holdings	356
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.9%
Industrials	18.3%
Health Care	10.2%
Consumer Discretionary	8.8%
Information Technology	8.2%
Materials	7.2%
Consumer Staples	6.6%
Energy	4.7%
Communication Services	4.0%
Utilities	3.5%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	30.0%
United Kingdom	15.6%
France	11.5%
Germany	11.4%
Spain	4.1%
Switzerland	3.9%
Italy	3.6%
Canada	3.4%
Netherlands	2.7%
Hong Kong	2.5%
Other#	11.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.